Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Royalties	Fees	Total Payments
Total	[1]	$ 17	$ 1	$ 18
Uinta Basin Project One [Member]
Total	[1]	17	0	17
Uinta Basin Project Two [Member]
Total	[1]	$ 0	$ 1	$ 1

[1]	All payments were made in USD, the Company’s reporting currency.